MEDIFOCUS, INC. - Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock	Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance, Value at Mar. 31, 2015	$ 12,782,563	$ 1,561,000	$ 9,659,740	$ (26,900,315)	$ (2,897,012)
Balance, Shares at Mar. 31, 2015	127,542,120
Issuance of common shares issuable, Value	$ 1,561,000	(1,561,000)
Issuance of common shares issuable, Shares	38,750,000
Issuance of common shares in private placement, Value	$ 536,831		176,169		713,000
Issuance of common shares in private placement, Shares	15,500,000
Common shares issued for debt, Value	$ 140,452				140,452
Common shares issued for debt, Shares	3,192,095
Extension for warrants	$ (725,458)		725,458
Stock-based compensation			183,410		183,410	[1]
Net loss				(4,961,549)	(4,961,549)
Balance, Value at Mar. 31, 2016	$ 14,295,388		10,744,777	(31,861,864)	(6,821,699)
Balance, Shares at Mar. 31, 2016	184,984,215
Net loss				(1,569,717)	(1,569,717)
Balance, Value at Mar. 31, 2017	$ 14,295,388	123,809	10,744,777	(33,431,581)	(8,391,416)
Balance, Shares at Mar. 31, 2017	184,984,215
Stock-based compensation			85,298		85,298	[1]
Net loss				(1,541,246)	(1,541,246)
Conversion of debt		123,809			123,809
Balance, Value at Mar. 31, 2018	$ 14,295,388	$ 123,809	$ 10,830,075	$ (34,972,827)	$ (9,723,555)
Balance, Shares at Mar. 31, 2018	184,984,215

[1]	See Note 6.